Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2.    Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited combined and consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Management is required to make estimates and assumptions in the preparation of financial statements in conformity with GAAP. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the combined and consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from management’s estimates.

Prior, and subsequent, to the IPO, Healthpeak controlled Janus Living, resulting in the transaction being accounted for as a transaction occurring between entities under common control. The financial statements for all periods prior to the IPO have been prepared on a “carve-out” basis. The historical financial statements reflect the carrying amounts that have been carved out of Healthpeak’s consolidated financial statements prepared in conformity with U.S. GAAP, and reflect estimates and allocations made by Healthpeak to depict Janus Living on a stand-alone basis. These allocations may not be indicative of the conditions that would have existed or the results of operations if Janus Living had operated as a stand-alone independent company.

Net income (loss) equals comprehensive income (loss) for all periods presented. The combined and consolidated financial statements include the accounts of Janus Living, Inc. and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation. All adjustments (consisting of normal recurring adjustments) necessary to present fairly the Company’s financial position, results of operations, and cash flows have been included. Operating results for the three and six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the year ending December 31, 2026 or any interim period. The accompanying unaudited interim financial information should be read in conjunction with the Company’s combined and consolidated financial statements and notes thereto for the fiscal year ended December 31, 2025.

Transaction Costs

Transaction costs are comprised of organization, legal, professional, operator transition, and other related costs. Transaction costs are expensed as incurred. During the three and six months ended June 30, 2026, the Company recognized $4 million and $23 million, respectively, of transaction costs.

Offering Costs

In connection with the IPO and June Follow-On Offering, the Company incurred legal, accounting, and other related costs. Such costs are recognized within additional paid-in capital on the Combined and Consolidated Statements of Equity.

Income Taxes

The Company’s deferred tax assets are netted against deferred tax liabilities on the Combined and Consolidated Balance Sheets. The Company is required to evaluate its deferred tax assets for realizability and recognize a valuation allowance, which is recorded against its deferred tax assets, if it is more likely than not that the deferred tax assets will not be realized. The Company considers all available evidence in its determination of whether a valuation allowance for deferred tax assets is required.

In connection with the formation transactions related to the IPO, the ownership of six senior housing communities was transferred from a taxable REIT subsidiary (“TRS”) to a non-taxable entity. This change in tax status resulted in the derecognition of certain deferred tax assets and liabilities. The net impact of this change in tax status resulted in a net tax benefit of $2 million during the six months ended June 30, 2026.

Recent Accounting Pronouncements

The Company is an emerging growth company (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The Company has elected the option to use the extended transition for new and revised accounting standards provided for EGCs under the JOBS Act, and, accordingly, may adopt such pronouncements on the same schedule as companies that are not issuers.

Not Yet Adopted

Income Taxes. In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), to provide disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. One of the amendments in ASU 2023-09 includes disclosure of, on an annual basis, a tabular rate reconciliation (using both percentages and reporting currency amounts) of (i) the reported income tax expense (or benefit) from continuing operations, to (ii) the product of the income (or loss) from continuing operations before income taxes and the applicable statutory federal income tax rate of the jurisdiction of domicile using specific categories, including separate disclosure for any reconciling items within certain categories that are equal to or greater than a specified quantitative threshold of 5%. ASU 2023-09 also requires disclosure of, on an annual basis, the year-to-date amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign jurisdictions, including additional disaggregated information on income taxes paid (net of refunds received) to an individual jurisdiction equal to or greater than 5% of total income taxes paid (net of refunds received). The amendments in ASU 2023-09 are effective for entities other than public business entities for annual periods beginning after December 15, 2025. The amendments may be applied either prospectively or retrospectively. Early adoption is also permitted. The Company expects ASU 2023-09 to require additional disclosures in the Notes to the Combined and Consolidated Financial Statements. The Company does not expect the amendments to have a material impact to its combined and consolidated financial position, results of operations, or cash flows.

Expense Disaggregation. In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), to address requests from investors for more detailed information about the types of expenses in commonly presented expense captions. ASU 2024-03 requires public companies to provide disaggregated disclosure in tabular format in the notes to financial statements of specific expenses, including but not limited to: (i) employee compensation, (ii) depreciation, and (iii) intangible asset amortization. In January 2025, the FASB issued ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which clarifies that the amendments in ASU 2024-03 are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The amendments may be applied either prospectively or retrospectively. Early adoption is also permitted. The Company is evaluating the impact these ASUs will have on its disclosures.

NOTE 2.    Summary of Significant Accounting Policies

Use of Estimates

Management is required to make estimates and assumptions in the preparation of financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the combined and consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from management’s estimates.

Basis of Presentation

The financial statements comprise the portfolio owned by Janus Living pursuant to the transactions outlined in Note 1. As discussed in Note 1, prior, and subsequent, to the IPO, Healthpeak controlled Janus Living, resulting in the transactions being accounted for as transactions occurring between entities under common control and the related retrospective treatment of combining the Company with the historical financial statements of its predecessor. The combined and consolidated financial statements have been prepared on a “carve- out” basis. For the years ended December 31, 2025 and 2024, the Company operated as part of the Parent, and consisted of several entities for which separate financial statements have not historically been prepared. These financial statements reflect the combined and consolidated historical financial position, results of operations, equity, and cash flows of the Company for the periods presented. The historical financial statements reflect the carrying amounts that have been carved out of Healthpeak’s consolidated financial statements prepared in conformity with U.S. GAAP, and reflect estimates and allocations made by Healthpeak to depict the Company on a stand-alone basis. The financial statements included herein may not necessarily be indicative of the Company’s financial position, results of operations, or cash flows had the Company operated as a stand-alone company during the periods presented, nor are they indicative of what the Company’s financial position, results of operations, or cash flows may be in the future.

The accompanying Combined and Consolidated Balance Sheets include only certain assets and liabilities that are directly attributable to owning and operating the portfolio and were transferred pursuant to the IPO. Accordingly, the assets and liabilities retained by Healthpeak have been excluded from the Combined and Consolidated Balance Sheets.

The accompanying Combined and Consolidated Statements of Operations and Combined and Consolidated Statements of Cash Flows include all costs directly attributable to owning and operating the portfolio. The Combined and Consolidated Statements of Operations include certain expense allocations from the Parent, as further described below.

All significant transactions between Healthpeak and the Company are included within net distributions to Parent in the financial statements. Transactions among the legal entities combined and consolidated by the Company have been eliminated in the presentation of the financial statements.

General and Administrative Expenses

General and administrative expenses represent the costs of overall management, administration, and support functions that are either directly attributable to specific property operations or investment activities, or are allocated in the case of costs that are not directly attributable. Costs include those associated with executive management, accounting, finance, legal, human resources, information technology, corporate insurance, and other corporate overhead. Allocations, where necessary, were made on a specific identification basis where possible or by using relative percentages of gross asset value or other methods management considered to be a reasonable reflection of the utilization of services provided.

Allocation of Property Insurance Costs

The financial statements include the allocation of property insurance costs incurred and paid by the Parent. The Parent has an annual master property insurance program for which a total premium is allocated to each property. Property insurance costs were allocated to the Company for the portfolio being transferred. The allocation is based on total location value as well as the specific item insured (building, personal property, and business interruption), adjusted by specific risk factors such as loss expectation and geographical location. The expense allocations have been determined on a basis that both the Company and the Parent consider to be a reasonable reflection of the benefit received by the Company during the periods presented. The allocations may not, however, reflect the expense the Company would have incurred as a stand-alone entity for the periods presented. Actual costs that may have been incurred if the Company had been a stand-alone entity would depend on a number of factors, including, but not limited to, the chosen insurance coverage.

Transaction Costs

Transaction costs are comprised of organization, legal, professional, and other related costs associated with Janus Living, which will be reimbursed to the Parent. Transaction costs are expensed as incurred.

Offering Costs

In connection with the offering, the Company has incurred legal, accounting, and other related costs, which will be reimbursed to the Parent. Such costs are recognized in other assets on the Combined and Consolidated Balance Sheets and will be recognized as a reduction of proceeds of the offering.

Parent’s Net Investment

Net assets are represented by the cumulative investment of the Parent which is shown as Parent’s net investment, and comprises member’s capital and retained earnings of the entities within the Company. Net transfers to Parent are included within net distributions to Parent on the Combined and Consolidated Statements of Equity.

Variable Interest Entities

The Company is required to continually evaluate its variable interest entity (“VIE”) relationships and consolidate these entities when it is determined to be the primary beneficiary of their operations. A VIE is broadly defined as an entity where either: (i) the equity investment at risk is insufficient to finance that entity’s activities without additional subordinated financial support, (ii) substantially all of an entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights, or (iii) the equity investors as a group lack any of the following: (a) the power through voting or similar rights to direct the activities of an entity that most significantly impact the entity’s economic performance, (b) the obligation to absorb the expected losses of an entity, or (c) the right to receive the expected residual returns of an entity. Criterion (iii)(a) above is generally applied to limited partnerships and similarly structured entities by assessing whether a simple majority of the limited partners hold substantive rights to participate in the significant decisions of the entity or have the ability to remove the decision maker or liquidate the entity without cause. If any of those criteria are met, the entity is a VIE.

The designation of an entity as a VIE is reassessed upon certain events, including, but not limited to: (i) a change to the contractual arrangements of the entity or in the ability of a party to exercise its participation or kick-out rights, (ii) a change to the capitalization structure of the entity, or (iii) acquisitions or sales of interests that constitute a change in control.

A variable interest holder is considered to be the primary beneficiary of a VIE if it has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and has the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the VIE. The Company qualitatively assesses whether it is (or is not) the primary beneficiary of a VIE. Consideration of various factors include, but is not limited to, which activities most significantly impact the entity’s economic performance and the ability to direct those activities, its form of ownership interest, its representation on the VIE’s governing body, the size and seniority of its investment, its ability and the rights of other investors to participate in policy making decisions, its ability to manage its ownership interest relative to the other interest holders, and its ability to replace the VIE manager and/or liquidate the entity.

For any investments in joint ventures that are not considered to be VIEs, the Company evaluates the type of ownership rights held by the limited partner(s) that may preclude consolidation by the majority interest holder. The assessment of limited partners’ rights and their impact on the control of a joint venture should be made at inception of the joint venture and continually reassessed.

During the year ended December 31, 2025, the Company entered into a commitment to contribute $2 million in cash in exchange for a limited partner interest in a fund that makes venture capital investments in aging technology solutions. As of December 31, 2025, $0.2 million of this commitment had been funded and is recognized in accordance with ASC 321, Investments — Equity Securities, within other assets on the Combined and Consolidated Balance Sheets. This investment does not have a readily determinable fair value and the practical expedient to estimate fair value using net asset value per share has not been elected. Accordingly, the investment is measured at cost, less any impairments, and is adjusted for any observable price changes, with such changes included in earnings. An observable price results from an orderly transaction for an identical or similar investment of the same issuer, which is observed by an investor without expending undue cost and effort. Observable price changes may result from equity transactions of the same issuer, including subsequent equity offerings. To determine whether transactions are indicative of an observable price change, the Company evaluates, among other factors, whether the transactions have similar rights and obligations, which include voting rights, distribution rights and preferences, and conversion features. Additionally, the entity has been identified as a VIE. The assets and liabilities of the entity primarily consist of its capital investment. All future investments will be funded with capital contributions from the Company and other limited partners in accordance with their respective commitments. The Company’s involvement in the entity is limited to its equity investment as a limited partner and it does not have any substantive participating rights or kick-out rights over the general partner and given its rights and ownership percentage, the Company has virtually no influence or control.

Revenue Recognition

Resident Fees and Services

The Company’s 15 combined and consolidated properties are operated as entrance fee communities, which typically require a resident to pay a one-time upfront entrance fee prior to occupancy, which includes both a refundable portion and non-refundable portion, in addition to the monthly resident fees and services charged based on the level of care and dwelling unit provided. Entrance fees grant a resident the right to occupy a dwelling unit and to receive access to a continuum of care, services, and amenities under a resident agreement. The amount of the entrance fee varies depending upon the type and size of the dwelling unit, the type of contract plan selected, whether the contract contains a lifecare benefit for the resident, the amount refundable, and other variables. When the Company receives a non-refundable entrance fee, it is recorded in deferred revenue in the Combined and Consolidated Balance Sheets and amortized into revenue over the estimated stay of the resident on a straight-line basis. The Company utilizes third-party actuarial experts in its determination of the estimated stay of residents. If a resident vacates the community sooner than estimated, the related unamortized non-refundable entrance fee balance is accelerated.

The refundable portion of a resident’s entrance fee is generally refundable within a certain number of months or days following contract termination or, in some cases, upon the re-sale of the dwelling unit to another resident. The refundable portion of the fee is not amortized and is included in refundable entrance fees within accounts payable, accrued liabilities, and other liabilities on the Combined and Consolidated Balance Sheets.

The Company recognizes resident fee and service revenue from its properties in accordance with ASC 606, Revenue from Contracts with Customers. Resident fee and service revenue includes resident dwelling unit and care charges, community fees, and other resident charges and is reported at the amount that reflects the consideration to which the Company expects to be entitled for providing resident services. These amounts are due from residents, third-party payors (including health insurers and government programs, such as Medicare and Medicaid), and others, and include variable consideration for retroactive revenue adjustments from estimated reimbursements, if any. Revenue is recognized as performance obligations are satisfied, and the resident receives and controls the good or service. Residency agreements are generally for a term of 30 days to one year with automatic successive renewals unless earlier terminated.

Performance obligations are determined based on the nature of the services provided by the Company. Revenue for performance obligations satisfied over time is recognized based on actual services provided in relation to total expected (or actual) services. The Company believes that this method provides a faithful depiction of the transfer of services over the term of the performance obligation based on the inputs needed to satisfy the obligation. Generally, performance obligations satisfied over time relate to residents occupying the properties and are recognized to the point when it is no longer required to provide services to the resident, which is generally at the time of death or move-out. Ancillary and other services are recognized at a point in time, as services are delivered.

Real Estate and Related Intangible Assets

The Company capitalizes costs associated with renovations and improvements which extend the life of an asset. While substantive activities are ongoing to prepare an asset for its intended use, costs including property taxes, insurance, and other costs directly related and essential to the improvement of a real estate asset, are capitalized. Expenditures for repairs and maintenance are expensed as incurred.

The Company computes depreciation on properties using the straight-line method over the assets’ estimated useful lives. Buildings and improvements are depreciated over useful lives ranging from five to 40 years. In-place resident contract intangibles generated from historical property acquisitions are amortized to expense over the estimated average remaining length of stay of the residents at the time of acquisition.

Gain (Loss) on Sales of Real Estate, Net

The Company recognizes a gain (loss) on sale of real estate when the criteria for an asset to be derecognized are met, which include when: (i) a contract exists, (ii) the buyer obtains control of the asset, and (iii) it is probable that the Company will receive substantially all of the consideration to which it is entitled. These criteria are generally satisfied at the time of sale.

Accounts Receivable, Net

Accounts receivable related to resident fees and services are reported net of an allowance for credit losses to represent the Company’s estimate of expected losses at the balance sheet date. The adequacy of the Company’s allowance for credit losses is reviewed on an ongoing basis, using historical payment trends, write-off experience, analyses of receivable portfolios by payor source and aging of receivables, a review of specific accounts, as well as expected future economic conditions and market trends, and adjustments are made to the allowance as necessary. Credit loss expenses are recorded in operating expenses on the Combined and Consolidated Statements of Operations.

Impairment of Long-Lived Assets and Goodwill

The Company assesses the carrying value of real estate assets and related intangibles (“real estate assets”) when events or changes in circumstances indicate that the carrying value may not be recoverable. The Company tests its real estate assets for impairment by comparing the sum of the estimated future undiscounted cash flows to the carrying value of the real estate assets. The estimated future undiscounted cash flows reflect external market factors and the expected use and eventual disposition of the asset, and based on the specific facts and circumstances, may be probability-weighted to reflect multiple possible cash-flow scenarios, including selling the assets at various points in the future. In order to review its real estate assets for recoverability, the Company makes assumptions such as those regarding external market conditions (including capitalization rates), forecasted cash flows (primarily rates for resident fees and services, expense rates, forecasted occupancy, and growth rates) and sales prices, and its intent with respect to holding or disposing of the asset. If the analysis indicates that the carrying of the real estate asset is not recoverable on an estimated future undiscounted cash flow basis, an impairment loss will be recognized to the extent that the carrying value of the real estate assets exceeds their fair value.

Determining the fair value of real estate assets involves significant judgment and generally utilizes assumptions such as market capitalization rates, discount rates, comparable market transactions, estimated per unit prices, negotiations with prospective buyers, and forecasted cash flows (which are subject to certain assumptions as discussed above).

When testing goodwill for impairment, if the Company concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying value, the Company recognizes an impairment loss for the amount by which the carrying value, including goodwill, exceeds the reporting unit’s fair value, limited to the total amount of goodwill allocated to that reporting unit.

Investments in Unconsolidated Joint Ventures

Investments in entities the Company does not consolidate, but over which the Company has the ability to exercise significant influence over operating and financial policies, are reported under the equity method of accounting. Under the equity method of accounting, the Company’s share of the investee’s earnings or losses is included in equity income (loss) from unconsolidated joint venture within the Company’s Combined and Consolidated Statements of Operations.

For the Company’s equity method investment, which has pro rata distribution allocations, net income or loss is allocated between the partners in the joint venture based on their respective stated ownership.

The Company classifies distributions received from its unconsolidated joint venture using the cumulative earnings approach, under which distributions up to the amount of equity in earnings from the joint venture are classified in operating activities and those in excess of that amount are classified in investing activities.

For newly formed or acquired joint ventures, the initial carrying value of investments in unconsolidated joint ventures is based on the amount paid to purchase the joint venture interest, the fair value of assets contributed to the joint venture, or the fair value of the assets prior to the sale of interests in the joint venture.

To the extent that the Company’s cost basis is different from the basis reflected at the joint venture level, the basis difference is generally amortized over the lives of the related assets and liabilities, and such amortization is included in the Company’s share of equity in earnings of the joint venture.

The Company reviews its equity method investment for indicators of impairment. This evaluation considers a number of factors, including but not limited to, the underlying investment property operating performance, general market conditions, or a change in management’s investment strategy. If an equity method investment shows indicators of impairment, the Company evaluates its equity method investments for impairment based on a comparison of the fair value of the equity method investment to its carrying value. When the Company determines a decline in fair value below carrying value of an investment in an unconsolidated joint venture is other-than-temporary, an impairment is recorded. The determination of whether an impairment is other-than-temporary involves significant judgment and considers factors such as:

●	The length of time and extent to which fair value has been below carrying value;
●	The investee’s financial condition, capital structure, and expected future operations; and
●	The estimated future cash flows of the investment’s underlying real estate assets.

These fair values are determined based on discounted cash flow models that include all estimated cash inflows and outflows. These fair values are typically determined using an income approach and/or a market approach (comparable sales model), which rely on certain assumptions by management. Determining the fair value of these investments may involve significant judgment to develop forecasted cash flows which utilize observable and unobservable inputs such as market rates for residents, expense rates, forecasted occupancy, capitalization rates, discount rates, expected capital expenditures, and comparable sales data, among other things.

Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand. Restricted cash primarily consists of deposits required by state licensing authorities, including a minimum liquid reserve (“MLR”), and by certain lenders pursuant to the applicable agreement. Restricted cash also includes escrow deposits held for resident fees.

The Company maintains its cash and cash equivalents at financial institutions insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 per institution. As the account balances at each institution periodically exceed the FDIC insurance coverage, there is a concentration of credit risk related to amounts in excess of such coverage.

Obligation to Provide Future Services

Under the terms of certain residency and care agreements, the Company is obligated to provide future services to its residents. With the assistance of third-party actuarial experts, the Company calculates the present value of the expected net cost of future services and use of facilities annually and compares that amount with the balance of non-refundable deferred entrance fees and the present value of expected future cash flows. If the present value of the expected net cost of future services and use of the facilities exceeds discounted future cash inflows and the balance of non-refundable deferred entrance fees, an additional liability is recorded (obligation to provide future services and use of facilities) with a corresponding charge to income. The obligation is discounted, based on the expected long-term rate of return on government obligations. As of each of December 31, 2025 and 2024, the Company was not required to recognize an additional liability associated with its obligation to provide future services and use of its facilities.

Income Taxes

Janus Living has elected REIT status and believes it will qualify as a REIT under Sections 856 to 860 of the Internal Revenue Code of 1986, as amended (the “Code”) commencing with its taxable year ending December 31, 2026. Accordingly, Janus Living will generally not be subject to U.S. federal income tax, provided that it continues to qualify as a REIT and makes distributions to stockholders equal to or in excess of its taxable income. In addition, Janus Living owns several consolidated subsidiaries which have elected REIT status. Janus Living and these consolidated REIT subsidiaries will each be subject to the REIT qualification requirements under the Code. If any REIT fails to qualify as a REIT in any taxable year, it will be subject to federal income taxes at regular corporate rates and may be ineligible to qualify as a REIT for four subsequent tax years.

The Company is subject to state and local income taxes in some jurisdictions. In certain circumstances the Company may also be subject to federal excise taxes on undistributed income.

Certain activities that the Company has undertaken were conducted by entities that have elected to be treated as taxable REIT subsidiaries (“TRSs”). TRSs are subject to federal, state, and local income taxes. The Company recognizes tax penalties relating to unrecognized tax benefits as additional income tax expense. Interest relating to unrecognized tax benefits is recognized as interest expense.

The Company’s deferred tax assets are netted against deferred tax liabilities of the same jurisdiction on the Combined and Consolidated Balance Sheets. The Company is required to evaluate its deferred tax assets for realizability and recognize a valuation allowance, which is recorded against its deferred tax assets, if it is more likely than not that the deferred tax assets will not be realized. The Company considers all available evidence in its determination of whether a valuation allowance for deferred tax assets is required.

Costs of Acquiring Contracts

The Company pays employees, third-parties, and certain of its operators commissions related to entrance fee sales. As of December 31, 2025 and 2024, the Company had $24 million and $21 million, respectively, of net capitalized commissions within other assets on the Combined and Consolidated Balance Sheets, which are amortized over the estimated stay of the resident.

Advertising Costs

All advertising costs are expensed as incurred and reported within operating expenses on the Combined and Consolidated Statements of Operations. During the years ended December 31, 2025 and 2024, total advertising expense was $10 million and $9 million, respectively.

Debt Issuance Costs

Debt issuance costs related to debt instruments are deferred, recorded as a reduction of the related debt liability, and amortized to interest expense over the remaining term of the related debt liability utilizing the effective interest method.

Segment Reporting

The Company has one operating segment and therefore, one reportable segment, senior housing, based on how its chief operating decision maker (“CODM”) evaluates its business and allocates resources.

Fair Value Measurement

The Company measures and discloses the fair value of nonfinancial and financial assets and liabilities utilizing a hierarchy of valuation techniques based on whether the inputs to a fair value measurement are considered to be observable or unobservable in a marketplace. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. This hierarchy requires the use of observable market data when available. These inputs have created the following fair value hierarchy:

●	Level 1 — quoted prices for identical instruments in active markets;
●	Level 2 — quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and
●	Level 3 — fair value measurements derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company measures fair value using a set of standardized procedures that are outlined herein for all assets and liabilities that are required to be measured at fair value. When available, the Company utilizes quoted market prices to determine fair value and classifies such items in Level 1. In instances where a market price is available, but the instrument is in an inactive or over-the-counter market, the Company consistently applies the dealer (market maker) pricing estimate and classifies the asset or liability in Level 2.

If quoted market prices or inputs are not available, fair value measurements are based on valuation models that utilize current market or independently sourced market inputs, such as interest rates, option volatilities, credit spreads, and/or market capitalization rates. Items valued using these valuation techniques are classified according to the lowest level input that is significant to the fair value measurement. As a result, the asset or liability could be classified in either Level 2 or Level 3 even though there may be some significant inputs that are readily observable. Internal fair value models and techniques used by the Company include discounted cash flow models. The Company also considers its counterparty’s and own credit risk for derivative instruments and other liabilities measured at fair value. The Company has elected the mid-market pricing expedient when determining fair value.

The carrying amounts of cash and cash equivalents, restricted cash, certain other assets, and certain accounts payable, accrued liabilities, and other liabilities approximate fair value because of the short-term nature of these instruments.

Recent Accounting Pronouncements

Not Yet Adopted

Income Taxes.  In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), to provide disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. One of the amendments in ASU 2023-09 includes disclosure of, on an annual basis, a tabular rate reconciliation (using both percentages and reporting currency amounts) of (i) the reported income tax expense (or benefit) from continuing operations, to (ii) the product of the income (or loss) from continuing operations before income taxes and the applicable statutory federal income tax rate of the jurisdiction of domicile using specific categories, including separate disclosure for any reconciling items within certain categories that are equal to or greater than a specified quantitative threshold of 5%. ASU 2023-09 also requires disclosure of, on an annual basis, the year-to-date amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign jurisdictions, including additional disaggregated information on income taxes paid (net of refunds received) to an individual jurisdiction equal to or greater than 5% of total income taxes paid (net of refunds received). The amendments in ASU 2023-09 are effective for entities other than public business entities for annual periods beginning after December 15, 2025. The amendments may be applied either prospectively or retrospectively. Early adoption is also permitted. The Company expects ASU 2023-09 to require additional disclosures in the Notes to the Combined and Consolidated Financial Statements. The Company does not expect the amendments to have a material impact to its combined and consolidated financial position, results of operations, or cash flows.

Expense Disaggregation.  In November 2024, the FASB issued ASU No. 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), to address requests from investors for more detailed information about the types of expenses in commonly presented expense captions. ASU 2024-03 requires public companies to provide disaggregated disclosure in tabular format in the notes to financial statements of specific expenses, including but not limited to: (i) employee compensation, (ii) depreciation, and (iii) intangible asset amortization. In January 2025, the FASB issued ASU No. 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which clarifies that the amendments in ASU 2024-03 are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The amendments may be applied either prospectively or retrospectively. Early adoption is also permitted. The Company is evaluating the impact these ASUs will have on its disclosures.

The Company is an emerging growth company (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The Company has elected the option to use the extended transition for new and revised accounting standards provided for EGCs under the JOBS Act, and, accordingly, may adopt such pronouncements on the same schedule as companies that are not issuers.